18. Loans and financing (Details 3) - 12 months ended Dec. 31, 2019 - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount | R$	R$ 510,648
Cost | R$	R$ 10,449
USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			$ 125,469
Cost | $		$ 2,588
Credit Line - Engine Maintenance On February 15, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	02/15/2019	02/15/2019
Principal amount | R$	R$ 37,969
Cost | R$	R$ 1,185
Interest rate (p.a.)	Libor 3m+0.75% p.a.	Libor 3m+0.75% p.a.
Credit Line - Engine Maintenance On February 15, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			10,219
Cost | $		$ 319
Credit Line - Engine Maintenance On May 10, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	05/10/2019	05/10/2019
Principal amount | R$	R$ 40,444
Cost | R$	R$ 1,143
Interest rate (p.a.)	Libor 3m+0.70% p.a.	Libor 3m+0.70% p.a.
Credit Line - Engine Maintenance On May 10, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			10,219
Cost | $		$ 289
Credit Line - Engine Maintenance On August 30, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	08/30/2019	08/30/2019
Principal amount | R$	R$ 106,659
Cost | R$	R$ 3,818
Interest rate (p.a.)	Libor 3m+0.60% p.a.	Libor 3m+0.60% p.a.
Credit Line - Engine Maintenance On August 30, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			25,722
Cost | $		$ 922
Credit Line - Engine Maintenance On October 7, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	10/07/2019	10/07/2019
Principal amount | R$	R$ 226,724
Cost | R$	R$ 1,408
Interest rate (p.a.)	Libor 3m+2.25% p.a.	Libor 3m+2.25% p.a.
Credit Line - Engine Maintenance On October 7, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			54,784
Cost | $		$ 340
Credit Line - Engine Maintenance On December 6, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	12/06/2019	12/06/2019
Principal amount | R$	R$ 98,852
Cost | R$	R$ 2,895
Interest rate (p.a.)	Libor 3m+0.55% p.a.	Libor 3m+0.55% p.a.
Credit Line - Engine Maintenance On December 6, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			$ 24,525
Cost | $		$ 718